Right-of-use assets - Net - Schedule of Right-of-use Asset (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 4,696,459	$ 3,047,966
Additions	1,422,168	2,133,409
Depreciation	(598,031)	(484,916)	$ (315,358)
Ending balance	5,520,596	4,696,459	3,047,966
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,472,888	2,911,515
Additions	1,282,448	2,021,858
Depreciation	(553,468)	(460,485)
Ending balance	5,201,868	4,472,888	2,911,515
Transportation Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	55,999	32,473
Additions	63,778	32,760
Depreciation	(20,693)	(9,234)
Ending balance	99,084	55,999	32,473
Store Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	167,572	103,978
Additions	75,942	78,791
Depreciation	(23,870)	(15,197)
Ending balance	$ 219,644	$ 167,572	$ 103,978